SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental disclosure of cash flow information

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cash paid (received) during the period for:
Interest	$5,128	$5,113	$5,682
Income tax payments	42,094	19,311	8,397
Income tax refunds	(3,609)	(72,198)	(136,435)